May 29, 2015

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Mid Cap Value Opportunities Series, Inc.

Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A

(Securities Act File No. 033-53887, Investment Company Act File No. 811-07177)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”) BlackRock Mid Cap Value Opportunities Series, Inc. (the “Registrant”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 26, 2015.

Sincerely,

BlackRock Mid Cap Value Opportunities Series, Inc.

/s/ Benjamin Archibald

Benjamin Archibald

Secretary of the Registrant